Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Atlantis [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest	44.00%	44.00%
Bass Strait [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Group's interest	50.00%	50.00%
Macedon [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Group's interest	71.43%	71.43%
Mad Dog [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest	23.90%	23.90%
North West Shelf [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
North West Shelf [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest	12.50%	12.50%
North West Shelf [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest	16.67%	16.67%
Pyrenees [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Pyrenees [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest	40.00%	40.00%
Pyrenees [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest	71.43%	71.43%
ROD Integrated Development [member]
Disclosure of significant joint operations [line items]
Country of operation	Algeria
Principal activity	Hydrocarbons production
Group's interest	28.85%	29.50%
Shenzi [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest	72.00%	44.00%
Trinidad/Tobago [member]
Disclosure of significant joint operations [line items]
Country of operation	Trinidad and Tobago
Principal activity	Hydrocarbons production
Trinidad/Tobago [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest	45.00%	45.00%
Trinidad/Tobago [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest	68.46%	68.46%
Mt Goldsworthy [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Mt Newman [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Yandi [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Central Queensland Coal Associates [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Coal mining
Group's interest	50.00%	50.00%